Employees' leaving entitlement (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Changes to Employees' Leaving Entitlement
Changes to employees’ leaving entitlement occurring during 2019 and 2018 are analysed as follows:

	31/12/19	31/12/18
Balance at beginning of year	17,181	18,820
Current service cost	111	148
Interest expense	253	235
Benefits paid	(2,039)	(1,449)
Actuarial gains/(losses)	615	(573)

Balance at end of year	16,121	17,181

Summary of Assumptions Used in Determining Present Value of Defined Benefit Obligation Related to Employee Benefit Obligation
The principal assumptions used in determining the present value of such defined benefit obligation (“DBO”) related to the employee benefit obligation are reported as follows:

	31/12/19	31/12/18
Annual discount rate	0.77%	1.57%
Annual future salary increase rate	0.00%	0.00%
Annual inflation rate	1.20%	1.50%
Annual DBO increase rate	2.400%	2.625%
Mortality	RG48 mortality tables published by the General State Accounting
Inability	National Institute for Social Security tables, by age and sex
Retirement	100% upon achievement of AGO requisites
Annual frequency of turnover	4.00%	4.00%
Annual frequency of DBO advances	2.00%	2.00%

Summary of Quantitative Sensitivity Analysis for Significant Assumptions
A quantitative sensitivity analysis for significant assumptions impacting the DBO as at December 31, 2019 and 2018 is reported as follows:

	31/12/19	31/12/18
+1% on turnover rate	(111)	(68)
-1% on turnover rate	123	75
+0.25% on annual inflation rate	231	259
-0.25% on annual inflation rate	(227)	(256)
+0.25% on annual discount rate	(360)	(402)
-0.25% on annual discount rate	373	417

Schedule of Expected Payments or Contributions to Defined Benefit Plan	The following are the expected payments of the employees’ leaving entitlement in future years:

	31/12/19	31/12/18
Within 1 year	1,203	1,065
Between 2 and 5 years	3,704	4,181